Putnam Investments

100 Federal Street

Boston, MA 02110

February 16, 2024

BY EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Statement on Schedule 14A for Putnam Managed Municipal Income Trust (Securities Act Reg. No. 33-26292 and Investment Company Act File No. 811-05740), Putnam Master Intermediate Income Trust (Securities Act Reg. No. 33-20610 and Investment Company Act File No. 811-05498); Putnam Municipal Opportunities Trust (Securities Act Reg. No. 33-60790 and Investment Company Act File No. 811-07626); and Putnam Premier Income Trust (Securities Act Reg. No. 33-19648 and Investment Company Act File No. 811-05452) (each, a “Fund”)

Dear Ladies and Gentleman:

On behalf of the Funds, we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and a related form of proxy. As described further in the Proxy Statement, the Proxy Statement is being filed in connection with the solicitation of shareholder proxies with respect to the following proposals: (i) fixing the number of Trustees at 12 for each Fund, (ii) the election of Trustees for each Fund, and (iii) for Putnam Managed Municipal Income Trust only, converting Putnam Managed Municipal Income Trust to an open-end investment company and approving certain related amendments to its Declaration of Trust.

The meeting at which shareholders of each Fund will be asked to vote on these proposals is currently expected to be held on April 26, 2024. Copies of the Proxy Statement will be mailed to shareholders of each Fund on or about March 25, 2024.

Please direct any questions concerning this filing to the undersigned at 617-760-2577.

Very truly yours,

/s/ Venice Monagan

Senior Counsel

cc: Yana Guss, Esq.

Ropes & Gray LLP